Stockholders' Equity	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity
17. Stockholders’ Equity
The Consolidated Statement of Stockholders’ Equity has been retroactively adjusted for all periods presented to reflect the Business Combination and reverse recapitalization as described in Note 3.
Old Ginkgo Convertible Preferred Stock
In 2019, the Company received $208.8 million in cash proceeds from the issuance of 69,812,427 shares of Series E convertible preferred stock to various investors at $3.06 per share, net of $4.8 million in issuance costs. In conjunction with the issuance of the Series E preferred stock, $201.0 million of principal and accrued interest associated with the Convertible Promissory Notes (Note 16) was converted at a 5% discount into 69,151,117 shares of Series E preferred stock. In May and July of 2020, the Company received $94.4 million in cash proceeds from the issuance of an additional 30,855,065 shares of Series E preferred stock to various investors at $3.06 per share.
Immediately prior to the closing of the Business Combination on September 16, 2021, all outstanding Series B, C, D, and E convertible preferred stock converted into shares of Old Ginkgo common stock on a one-for-one
basis. Upon closing of the Business Combination, those shares converted into an aggregate 904.7 million shares of New Ginkgo’s Class A common stock pursuant to the Exchange Ratio established in the Merger Agreement. All fractional shares were rounded down.
New Ginkgo Preferred Stock
The Company is authorized to issue 200,000,000 shares of preferred stock with a par value $0.0001 per share. The Company’s board of directors are authorized, without stockholder approval, to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the designations, powers, voting, and other rights, preferences and privileges of the shares. There were no
issued and outstanding shares of preferred stock as of December 31, 2021.
Common Stock
The Company is authorized to issue 15,800,000,000 shares of common stock, including 10,500,000,000 shares of Class A common stock, par value $0.0001 per share, 4,500,000,000 shares of Class B common stock, par value $0.0001 per share, and 800,000,000 shares of Class C common stock, par value $0.0001 per share.
Voting
Holders
 of Class A common stock are entitled to
one
vote per share and holders of Class B common stock are entitled to ten
votes per share. Holders of Class C common stock are not entitled to vote except as otherwise expressly provided in the certificate of incorporation or required by applicable law.
Dividends
Common stockholders are entitled to receive dividends, as may be declared by the board of directors. Different classes of common stock are legally entitled to equal per share distributions whether through dividends or liquidation. No dividends have been declared to date.
Conversion
Each share of Class B common stock is convertible at any time at the option of the holder into one share of Class A common stock. Generally, shares of Class B common stock will convert automatically into Class A common stock upon the holder ceasing to be an Eligible Holder (i.e., director, employee, trust or legal entity of New Ginkgo), unless otherwise determined by affirmative vote of a majority of independent directors of New Ginkgo.
Treasury Stock
During the year ended December 31, 2019, the Company repurchased 490,805 shares of common stock from its employees. The fair value of the common stock on the repurchase date was recorded as a reduction to stockholders’ equity and the excess $0.1 million paid over the fair value was recorded as additional compensation expense. Upon the repurchase, the Company returned all shares of treasury stock to authorized and unissued shares of common stock by deducting the carrying value of treasury stock from common stock and additional paid-in
capital. As of December 31, 2021 and 2020, no shares of common stock remained in treasury.
Common Stock Reserved for Future Issuances
The Company had the following common stock reserved for future issuance as of the date indicated:

December 31, 2021
Stock options issued and outstanding	25,228,853
Restricted stock units outstanding	168,321,952
Shares available for grant under the 2021 Plan	200,569,979
Shares available for grant under the ESPP	20,000,000
Warrants to purchase Class A common stock	51,824,925

Total common stock reserved for future issuances (1)	465,945,709

(1)
Excludes unvested earnout shares which are restricted shares issued to equity holders of Old Ginkgo as part of the Business Combination (Note 3) and are recorded in equity as shares outstanding upon satisfying the vesting conditions.